                                                            File No.: 2-10698;
                                                                      811-505.
                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
     Pre-Effective  Amendment  No.                                 [ ]
     Post-Effective Amendment  No.  74                             [X]

                                and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.    22

                      (Check appropriate box or boxes.)

                           PHILADELPHIA FUND, INC.
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              (Exact Name of Registrant as Specified in Charter)

1200 North Federal Highway, Suite 424, Boca Raton, Florida   33432
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         (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code  561-395-2155
          Ronald F. Rohe, Vice President            ------------
          Philadelphia Fund, Inc.
1200 North Federal Highway, Suite 424, Boca Raton, Florida  33432
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         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering       April 1, 1997

It is proposed that this filing will become effective (check appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)

    [X] on April 1, 1997 pursuant to paragraph (b)

    [ ] 60 days after filing pursuant to paragraph (a)(1)

    [ ] on (date) pursuant to paragraph (a)(1)

    [ ] 75 days after filing pursuant to paragraph (a)(2)

    [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On January 15, 1997 Registrant filed a Rule 24f-2 Notice for Registrant's most recent fiscal year.

                       EXHIBIT INDEX LOCATED ON PAGE 40

                                  FORM N-1A

                            CROSS REFERENCE SHEET
                          (as required by Rule 404)

FORM N-lA PART A ITEM NO.                    PROSPECTUS LOCATION
-------------------------                    -------------------

Item 1.   Cover Page.......................  Cover Page
Item 2.   Synopsis.........................  Expenses of the Fund;
Item 3.   Condensed Financial Information..  Financial Highlights;
                                             Performance

Item 4.   General Description of...........  Cover Page; Invest-
          Registrant                         ment Goal and
                                             Policy; Options
                                             Transactions; Futures
                                             Contracts; Investment
                                             Limitations

Item 5.   Management of the Fund...........  Management of the
                                             Fund, Back Cover

Item 6.   Capital Stock and Other
          Securities.......................  Dividends, Capital
                                             Gains Distributions,
                                             and Taxes; Rights of
                                             Ownership

Item 7.   Purchase of Securities Being
          Offered..........................  Purchase of Shares;
                                             Calculation of Net
                                             Asset Value

Item 8.   Redemption or Repurchase.........  Redemption of Shares

Item 9.   Pending Legal Proceedings........  Not Applicable

                                             LOCATION IN STATE-
                                             MENT OF ADDITIONAL
FORM N-1A PART B ITEM NO.                    INFORMATION
-------------------------                    ------------------

Item 10.  Cover Page.......................  Cover Page

Item 11.  Table of Contents................  Table of Contents

Item 12.  General Information and
          History..........................  Not Applicable

Item 13.  Investment Objectives and
          Policies.........................  Investment Goal and
                                             Policy; Options
                                             Transactions; Futures
                                             Contracts

Item 14.  Management of the Fund...........  Officers and
                                             Directors; Additional
                                             Information about the
                                             Investment Advisor

Item 15.  Control Persons and Principal
          Holders of Securities............  Not Applicable

Item 16.  Investment Advisory and
          Other Services...................  Officers and
                                             Directors; Addi-
                                             tional Information
                                             about the Investment
                                             Advisor

Item 17.  Brokerage Allocation.............  Brokerage

Item 18.  Capital Stock and Other
          Securities.......................  Prospectus-Rights
                                             of Ownership

Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered .....  Further Information
                                             Regarding Sale of
                                             Shares; Redemption of
                                             Shares; Distribution

Item 20.  Tax Status.......................  Prospectus-Dividends,
                                             Capital Gains
                                             Distributions, and
                                             Taxes

Item 21.  Underwriters.....................  Principal Underwriter

Item 22.  Calculations of Performance Data.  Calculation of
                                             Performance Data;
                                             Comparisons and
                                             Advertisements

Item 23.  Financial Statements.............  Financial Statements

FORM N-1A PART C ITEM NO.                    LOCATION IN PART C
-------------------------                    ------------------
Item 24.  Financial Statements and
          Exhibits.........................  Financial Statements
                                             and Exhibits

Item 25.  Persons Controlled By or Under
          Common Control with Registrant...  Persons Controlled by
                                             or under Common
                                             Control with
                                             Registrant

Item 26.  Number of Holders of Securities..  Number of Holders
                                             of Securities

Item 27.  Indemnification..................  Indemnification

Item 28.  Business and Other Connections
          of Investment Advisor............  Business and Other
                                             Connections of
                                             Investment Advisor

Item 29.  Principal Underwriters...........  Principal Under-
                                             writers

Item 30.  Location of Accounts and Records.  Location of
                                             Accounts and
                                             Records

Item 31.  Management Services..............  Management Services

Item 32.  Undertakings.....................  Undertakings

                                    PART A
                                    ------

                           PHILADELPHIA FUND, INC.
                          1200 NORTH FEDERAL HIGHWAY
                                  SUITE 424
                             BOCA RATON, FLORIDA
                                 561-395-2155

                          PROSPECTUS - APRIL 1, 1997


                              A Management-Type
                             Diversified Open-End
                              Investment Company

     Philadelphia Fund is an open-end, diversified investment company offering shares of its stock to those of the investing public whose desire and objective is long-term growth of capital and income. The minimum initial investment in the Fund is $1,000, and there is no minimum amount for subsequent investments in the Fund.
     This prospectus is designed to provide you with information that you should know before investing and should be retained for future reference.

     A Statement of Additional Information (dated April 1, 1997) regarding the Fund, which is incorporated in this prospectus by reference, has been filed with the Securities and Exchange Commission and is available from the Fund, without charge, by writing to the above address or by calling:

                                1-800-749-9933
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              TABLE OF CONTENTS
                                                           PAGE
                                                           ----

Expenses of the Fund . . . . . . . . . . . . . . . . . .     6
Financial Highlights . . . . . . . . . . . . . . . . . .     6
Investment Goal and Policy . . . . . . . . . . . . . . .     7
Options Transactions . . . . . . . . . . . . . . . . . .     8
Futures Contracts  . . . . . . . . . . . . . . . . . . .    10
Investment Limitations . . . . . . . . . . . . . . . . .    11
Management of the Fund . . . . . . . . . . . . . . . . .    11
Purchase of Shares . . . . . . . . . . . . . . . . . . .    13
Calculation of Net Asset Value . . . . . . . . . . . . .    14
Tax Sheltered Plans  . . . . . . . . . . . . . . . . . .    14
Redemption of Shares . . . . . . . . . . . . . . . . . .    15
Rights of Ownership  . . . . . . . . . . . . . . . . . .    15
Dividends, Capital Gains Distributions, and Taxes  . . .    16
Performance. . . . . . . . . . . . . . . . . . . . . . .    17

                             EXPENSES OF THE FUND
                             --------------------
     The following table has been prepared to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------

Maximum Sales Load Imposed on Purchases..............       none
Maximum Sales Load Imposed on Reinvested Dividends...       none
Deferred Sales Load..................................       none
Redemption Fees......................................       none

ANNUAL FUND OPERATING EXPENSES
------------------------------

Management Fee ......................................       .75%
Administrative Fee ..................................       .25%
12b-1 Fees...........................................       .26%
Other Expenses.......................................       .30%
                                                           -----
     Total Fund Operating Expenses...................      1.56%
                                                           =====

     The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period based on the expenses shown above. The Fund charges no redemption fee.

                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
                         ------    -------   -------   --------
Shareholder Expenses       $16       $49       $85       $186


     This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than those shown. As a consequence of the Fund's Distribution Plan, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers.

                             FINANCIAL HIGHLIGHTS
                             --------------------

     The data set forth under the caption "Financial Highlights" in the Annual Report to Stockholders for the fiscal year ended November 30, 1996 is incorporated herein by reference. Such data is covered by the Independent Auditor's Report which is contained in the Annual Report to Stockholders. Further information regarding the Fund's investment performance is contained in the Annual Report to Stockholders which may be obtained from the Fund upon request without charge.

                          INVESTMENT GOAL AND POLICY
                          --------------------------

     The Fund's investment objective is to achieve long term growth of capital and income. This goal may be changed only by the vote of a majority of the shares of the Fund.

     The shares of Philadelphia Fund, Inc. provide a convenient way for investors to own, at a reasonable cost, an interest in a carefully selected and supervised portfolio of investments. The risks and opportunities are spread over many companies in different industries. The shares, in effect, represent ownership of a program designed and managed for long-term growth of capital and income. The Fund operates as a diversified, open-end investment company. This means that it will not invest more than 5% of its assets in the securities of any one company nor will it buy more than 10% of the voting stock of any company, and stands ready to redeem its own stock for cash at net asset value upon the request of shareholders.

     The Fund's charter permits wide flexibility in the choice of securities, however, the Fund will not purchase securities of companies in any single industry if such purchase would cause more than 25% of the Fund's assets to be invested in securities of companies in such industry. Most investments will be in common stocks traded on the principal U.S. security exchanges, but unlisted securities may be acquired as well. Normally, the Fund does not invest in fixed income securities, except to employ temporarily uncommitted cash balances and during periods when, in management's judgment, a more defensive position is warranted in light of market, economic, or financial conditions. In such circumstances the Fund may hold cash, cash equivalents, bonds, and/or preferred stocks to the extent deemed prudent to achieve its investment objectives. In those situations, the Fund will only invest in fixed income securities rated Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, or A by Standard & Poor's Corporation ("Standard & Poor's").

     When the Fund does invest in fixed income securities which offer opportunities for capital appreciation and income, the Fund may purchase such securities which are rated B-2 or lower by Moody's or B- or lower by Standard & Poor's. These fixed income debt securities are deemed to involve a higher risk level than investment grade debt securities. The Fund may also invest in unrated securities when Baxter Financial Corporation, the Fund's investment advisor ("Advisor"), believes that the terms of the security and the financial condition of the issuer are such that the protection afforded limits risks to a level similar to that of rated securities in which the Fund may invest. Fixed income debt securities offer a potential for capital appreciation because the value of the fixed income security generally fluctuates inversely with interest rates.

     The Fund has authority to invest up to 20% of its assets in the securities of foreign companies. Investments in foreign securities involve risks which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign investments may also be affected by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. There is also the possibility of expropriation, nationalization, or confiscatory taxation, foreign exchange controls, political or social instability, or diplomatic developments which could affect investments in securities of issuers in those nations.

    The Fund has authority to buy securities of companies organized as real estate investment trusts.

    The Fund is authorized to invest in "restricted securities" (i.e. securities which may not be sold without registration or an exemption from registration under the Securities Act of 1933, as amended). Ordinarily, the Fund does not expect to have more than 5% of the Fund's total net asset value invested in restricted securities. The Fund will not purchase such securities if immediately after such purchase more than 15% of the Fund's net assets will be invested in restricted or other illiquid securities.

     Securities, other than options, are bought with long-term goals in view, however, the Advisor is free to make any portfolio changes which, in its judgment, are in the best interests of shareholders.

     Because the Fund's assets are subject to price fluctuations of the investments owned, there can be no assurance that the Fund's investment objectives will be achieved. Management lays no claim to infallibility, but they endeavor to apply the flexible investment policy effectively.

                             OPTIONS TRANSACTIONS
                             --------------------

     The Fund may sell covered call options (options on securities owned by the Fund) and uncovered call options (options on securities not owned by the
Fund) which are issued by the Options Clearing Corporation and listed on national securities exchanges, from time to time. This practice may enable the Fund to increase its income because the buyer of the option pays the Fund a sum of cash (a premium) for the option whether or not the buyer ultimately exercises the option. The amount of the premium is determined on the exchange upon which the option is traded, and will depend on various factors, such as the market price and volatility of the underlying securities and the expiration date and exercise price of the option.

     Ordinarily, call options would be sold on stocks whose market value is not expected to appreciate above the option exercise price by the expiration date of the option, or when the premium received plus the exercise price of the option exceeds the price at which the Advisor expects the underlying securities to be trading by the expiration date of the option. When the Fund sells an option it is obligated to deliver the underlying securities until the expiration date of the option (which may be one, two, three, six or nine months from the date the option is issued) if the option is exercised. If the option is exercised, the Fund would deliver the underlying securities to the buyer if the option was a covered option or buy the underlying securities to deliver to the purchaser of the option if the option was uncovered.

     The sale of covered call options should enable the Fund to increase its income through the receipt of premium income on the call options it sells. However, the Fund risks limiting potential gains the Fund would otherwise realize if the market value of the underlying securities of a covered call option appreciates above the exercise price of the option because the purchaser will then exercise the option. In the case of uncovered call options, the Fund risks a loss upon closing its option position if the market price of the optioned securities at the time the option is exercised exceeds the exercise price plus the premium received by the Fund.

     The Fund may purchase call options when the Advisor believes that the market price of the underlying securities will exceed the strike price of the option, plus the premium the Fund must pay for the option, by the option expiration date. If the market price of the underlying securities appreciates after the option is purchased, the price of the option also will appreciate, thereby affording the Fund the opportunity to resell the option at a profit or, as an alternative, to purchase the underlying securities at the option exercise price anytime until or on the expiration date and retain or resell the underlying securities at their appreciated value. Purchasing call options, however, entails the risk that the market price of the underlying securities may decrease and the market value of the call option will also decrease, and in these circumstances, while the Fund may sell the option, the transaction is likely to result in a loss.

     The Fund may also buy and sell put options. For the sale of a put option the Fund receives a premium, which is determined on the exchange on which the put is traded. The amount of the premium is influenced by the same factors as influence the market price of call options.

     The sale of a put option obligates the seller to purchase the underlying securities at the option exercise price anytime until or on the expiration date if the option is exercised. Alternatively, the seller may satisfy its obligation by purchasing an identical put option for delivery to the purchaser of the put option.

     The option will be exercised if the market price of the underlying securities is less than the strike price of the option on the expiration date of the option. The Fund may sell put options to obtain premium income on underlying securities whose market price the Advisor expects to increase or remain relatively constant for the duration of the option. They may also be sold when the Advisor believes the underlying securities are an attractive long-term investment, despite a possible short term decline in their market value. In these circumstances, the Fund would purchase the underlying securities pursuant to the option rather than buy an identical put option to close the transaction, if the option is exercised by the buyer.

     The Fund also may buy put options to protect against a decline in the market value of underlying securities that are held in the Fund's investment portfolio. In return for paying a premium to the seller of the put option, the Fund acquires the right to sell the underlying securities to the seller of the option at the exercise price, thereby protecting itself against a decline in the market price of the underlying securities. If, however, at the expiration date of the option, the market value of the underlying securities has not declined below the option exercise price, the Fund will not exercise its put option.

     Puts and calls also may be used in combination, to hedge investments in underlying securities. For example, if the Fund has bought a call that entitles it to purchase underlying securities at a specified strike price, it may also buy a put, which enables it to sell the same securities at a specified strike price. Put options, as well as call options, are frequently available on identical underlying securities with identical expiration dates, but at different strike prices. In this type of hedging transaction, the Fund might seek to buy a put option whose strike price is higher than the strike price of an otherwise identical call option on the same underlying securities, thereby obtaining the right to buy the underlying securities at a lower price than the price at which it would have the right to sell the securities.

     The success of options transactions depends largely on the ability of the Advisor to predict future stock and option movements. Further, an option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or sell only those options for which the Advisor believes there is an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The inability to close-out an option position could result in a loss to the Fund.

                              FUTURES CONTRACTS
                              -----------------

     The Fund may buy and sell financial futures contracts and options on such contracts. Financial futures contracts provide for the future sale by one party and purchase by another party of a specified amount of specific securities or currencies at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and the underlying financial instruments are traded on national futures exchanges.

     The Fund may use financial futures and options thereon to implement a number of hedging strategies. For example, because the purchase of a financial futures contract requires only a relatively small initial margin deposit, the Fund could remain exposed to the market activity of a broad-based number of stocks contained in the futures index, while maintaining liquidity to meet redemptions. Also, the Fund might temporarily invest available cash in stock index futures contracts or options pending investments in securities.




These investments entail the risk that an imperfect correlation may exist between changes in the market price of an index futures contract and the value of the securities that comprise the index.

     There are also limited risk strategies that involve combinations of options and futures positions. For example, the Fund might purchase a futures contract in anticipation of higher prices while simultaneously buying an option on a futures contract to protect against the risk of lower prices. Further, inasmuch as the Fund may purchase foreign securities which are denominated in foreign currencies, the Fund may purchase foreign currency futures contracts in order to hedge against fluctuations in foreign currency exchange rates.

     The Fund will be required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract if it is not terminated prior to the specified settlement date. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of "variation" (additional) margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn income on its margin deposits. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial and variation margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets.

                            INVESTMENT LIMITATIONS
                            -----------------------

     The Fund has adopted the following limitations which are designed to reduce certain risks inherent in securities investment and which may be changed only by a vote of the holders of the majority of the voting securities of the Fund.

     The Fund will not:

              (1) invest more than 5% of its gross assets in securities of any one issuer (except U.S. Government obligations);

              (2) invest more than 25% in the securities of companies in the same industry;

              (3) buy more than 10% of the voting securities of any company;

              (4) borrow or lend money; or

              (5) purchase securities on margin.

                            MANAGEMENT OF THE FUND
                            ----------------------

     The strength of Philadelphia Fund, and any success it may achieve for shareholders, depend chiefly upon the character, experience, and judgment of the persons managing its activities. The Board of Directors, guided by the recommendations of the Advisor, establish the broad investment policy and, under Maryland law, are responsible to oversee the management of the Fund.

     Baxter Financial Corporation ("BFC" or the "Advisor") provides the Fund with investment advice and recommendations regarding the investment and reinvestment of the Fund's assets. Donald H. Baxter, President, Treasurer, Director, and sole shareholder of the Advisor, is responsible for selecting brokers to execute Fund portfolio transactions and is authorized to place Fund securities transactions with dealers who sell shares of the Fund. Mr. Baxter is primarily responsible for the day to day management of the Fund's portfolio. He has been the Fund's portfolio manager since May, 1987. Mr.

Baxter is also President and Director of the Fund and Eagle Growth Shares, Inc., a registered investment company. BFC also serves as investment advisor to institutional and individual investors, including Eagle Growth Shares, Inc.

     The Advisor receives an investment advisory fee from the Fund which, on an annual basis, equals .75 percent of the net assets of the Fund not exceeding $200,000,000. The rate of this annual fee is reduced to .625 percent on net assets in excess of $200,000,000 but less than $400,000,000, and to .50 percent on net assets in excess of $400,000,000. The fee is payable monthly, based on the month-end net asset value of the Fund, at 1/12th of the annual fee rate. As of November 30, 1996, the net assets of the Fund were $97,300,315. For the fiscal year ended November 30, 1996, the Fund paid BFC total advisory fees equal on an annual basis to .75% of the average net assets.

     The Advisor is also responsible for providing the Fund with administrative services, such as clerical and secretarial personnel and facilities, necessary to the administrative affairs of the Fund, pursuant to an Administration Agreement between the Fund and the Advisor. For these services, the Fund pays the Advisor a fee which is equal on an annual basis to
 .25 percent of the net assets of the Fund. All services provided by the Advisor are subject to the approval and the overall supervision of the Fund's Board of Directors.

    Total Fund expenses for the fiscal year ended November 30, 1996 were 1.56% of average net assets.

     Under a Distribution Plan approved by the Board of Directors as amended on January 1, 1994, the Fund may make monthly payments of not more than 1/24 of 1% (.5% annually) of the net assets of the Fund to defray: (a) expenses associated with the sale of Fund shares (a reimbursement plan) and (b) services to existing shareholders. Sales expenses may include commissions and commissions to dealers who have sold shares of the Fund, advertising and promotional expenses, the costs of a Fund sales office and sales personnel, printing prospectuses, communications equipment used in the sale of Fund shares, and such other sales expenses as may be approved by the Fund's Board of Directors. The service fee, which may not exceed on an annual basis .25% of the average net asset value of the Fund, is intended to defray the cost of providing personal services to the Fund's existing shareholders. Such services may include advice and information regarding their share accounts, the application and use of the prototype retirement plans of the Fund, a periodic newsletter, assistance with questions or problems regarding the Fund's transfer agent, and other information and services designed to retain the loyalty of shareholders to the Fund and enhance the likelihood that the shareholders will refrain from redeeming their shares. The Fund may pay these expenses directly, or it may make payments to BFC if BFC incurs such expenses in its capacity as an underwriter of the Fund. For the fiscal year ended November 30, 1996, the Fund paid distribution expenses under the Plan equal to
 .26% of average net assets. The NASD has adopted a rule that became effective July 7, 1993 that has reduced and may continue to reduce the amount the Fund may pay for sales related expenses under the Distribution Plan.

    Baxter Financial Corporation is authorized to allocate brokerage transactions to dealers that have sold Fund shares. Such transactions are subject to the requirement to seek to obtain the best price and execution.

     Star Bank, N.A. acts as the Fund's custodian. American Data Services, Inc. acts as transfer agent, dividend paying agent, and provides the Fund with certain accounting services.

                              PURCHASE OF SHARES
                              ------------------

     The shares of the Fund are readily available through the underwriter of the Fund's shares by completing the Fund Account Application which should be remitted together with payment for the shares to Star Bank, N.A., P.O. Box 640110, Cincinnati, OH 45264-0110. Investors who are interested in purchasing shares may also contact the Fund at 1-800-749-9933. The minimum initial investment in the Fund is $1,000, and there is no minimum amount for subsequent investments in the Fund. The Fund retains the right to waive the minimum initial investment at its discretion. Purchases of shares will be made in full and fractional shares calculated to three decimal places. Certificates for shares of stock will not be issued, except upon written request of the shareholder submitted to American Data Services, Inc. ("ADS") and, if requested, ADS will issue share certificates at no charge. Certificates for fractional shares, however, will not be issued. Shares may also be purchased and sold through securities firms which may charge a service fee or commission for such transactions. No fee or commission is charged on shares which are purchased from or redeemed by the Fund directly.

     The Fund reserves the right, after sending a shareholder at least ninety
(90) days prior written notice, to redeem the shares held by any shareholder if the total value of the holder's shares does not exceed $500 as of the proposed redemption date, unless after receipt of such notice of the proposed redemption, the shareholder provides the Fund's transfer agent with timely written notice that he or she objects to the proposed redemption, in which case the shares will not be redeemed. Any redemptions by the Fund pursuant to this procedure will be at the net asset value of the shares calculated as of the close of the New York Stock Exchange on the stated redemption date and a check for the redemption proceeds will be sent to the investor not more than seven (7) days later.

     The Fund also makes available an Automatic Investment Plan which enables shareholders to make regular monthly investments in shares through automatic charges to their bank checking accounts. The Fund's $1,000 minimum initial investment shall be waived for Automatic Investment Plan participants making regular monthly payments of not less than $50.00 per month.

     Once an account is established, subsequent investments should be sent to Star Bank, N.A., P.0. Box 640110, Cincinnati, OH 45264-0110. A confirmation will be mailed to the investor showing the shares purchased, the exact price paid for the shares, and the total number of shares that are owned.

    Fund investors who purchase or redeem shares under any of the following fund plans: the Automatic Investment Plan or the Check Withdrawal Plan will receive confirmations of purchases and redemptions of Fund shares on a calendar quarter basis, not later than five business days after the end of each calendar quarter in which a transaction takes place. The confirmation will show the date of each transaction during the period, number and price paid or received for shares purchased or redeemed, including dividends and distributions, and total number of shares owned by the investor as of the end of the period.

                        CALCULATION OF NET ASSET VALUE
                        ------------------------------

     Shares are sold at net asset value per share. The net asset value per share is equal to the current market value of the Fund's securities investments, plus cash and other assets, less liabilities, divided by the number of outstanding shares (adjusted to the nearest cent). Portfolio securities traded on a securities exchange or the NASDAQ National Market System are valued at the closing sales price on the market on which they are principally traded. Securities traded over-the-counter, except those that are quoted on the NASDAQ National Market System, are valued at the prevailing quoted bid price. Other assets and securities for which no quotations are readily available, including restricted securities, are valued at fair value, as determined in good faith by the Board of Directors, or a delegated person acting pursuant to the directions of the Board. The method of valuing assets and securities for which no quotations are available, including restricted securities, will be reviewed at appropriate intervals by the Board.

     The net asset value is computed as of the close of the New York Stock Exchange, generally 4:00 p.m., New York City time, on each day the New York Stock Exchange is open. Orders for Fund shares received by the Fund or its underwriter prior to that time are priced at the net asset value next calculated, provided the order is received in proper form together with payment for the shares by either the Fund, or the Fund's custodian, prior to such close of the New York Stock Exchange. Orders received subsequent to the close of the New York Stock Exchange will be priced at the net asset value calculated at the close of the New York Stock Exchange on the next business day. Orders received by Star Bank, N.A. directly from investors will be priced as of the next calculation of net asset value after the properly completed order together with payment for the shares is received by Star Bank, N.A.

     Baxter Financial Corporation, the underwriter of the Fund, makes a continuous offering of Fund shares.

                             TAX SHELTERED PLANS
                             -------------------

     For self-employed individuals, partnerships, and corporations there is available through the Fund a prototype Profit Sharing/Money Purchase Pension Plan which has been approved by the Internal Revenue Service. The Profit Sharing Plan permits an employer to make tax-deductible investments in the Fund on behalf of each participant up to the lesser of 15% of each participant's earned income (or compensation), or $30,000. The Money Purchase Pension Plan permits an employer to make tax-deductible contributions on behalf of each participant up to the lesser of 25% of earned income (or compensation), or $30,000. If an employer adopts both the Profit Sharing Plan and the Money Purchase Pension Plan, deductible contributions to both plans, in the aggregate, may be made on behalf of each participant up to the lesser of 25% of earned income (or compensation), or $30,000. Also, the Fund makes available an Individual Retirement Account (IRA) which permits tax-deductible investments in the Fund by certain taxpayers up to $2,000 (($4,000 for contributions made in respect to 1997 calendar year income for a Spousal IRA) per year. All taxpayers may make nondeductible IRA contributions up to $2,000 (($4,000 for contributions made in respect to 1997 calendar year income for a Spousal IRA) to a separate account whether or not they are eligible for a deductible contribution. The minimum amount which must be contributed to establish an IRA account is $1,000, and there is a $250 minimum investment amount required to establish a Spousal IRA account. Dividends and capital gains distributions paid on Fund shares held in a retirement plan or an IRA will be reinvested at net asset value and accumulate free from tax until withdrawn.

     Forms to establish an IRA or Profit Sharing/Money Purchase Pension Plan are available from the Fund or Baxter Financial Corporation.

                             REDEMPTION OF SHARES
                             --------------------

     Investors may redeem their shares by requesting redemption in writing to American Data Services, Inc., 24 West Carver Street, Location #00150, Huntington, NY 11743. Upon redemption, the investor will receive the net asset value of his shares calculated as of the next close of the New York Stock Exchange (generally 4:00 p.m. New York City time) following the receipt of properly tendered shares. A proper tender of shares means that if the investor holds share certificates, they must be signed as registered and the signatures must be guaranteed. To redeem shares for which certificates have not been issued - those held for the account of the investor by American Data Services, Inc. - all registered holders must sign and deliver to the Fund or to American Data Services, Inc. a written request for redemption specifying the shares to be redeemed with signatures guaranteed. A guarantee of signature is acceptable if made by a member firm of the New York Stock Exchange or a regional stock exchange, by a trust company, by a commercial bank, by an overseas bank which has a New York City correspondent, by certain credit unions, or by certain savings associations. Any questions regarding which institutions may guarantee signatures should be directed to American Data Services, Inc. at 1-800-525-6201. Neither the Fund nor its underwriter charge any fee on these transactions. The Fund's policy is to pay promptly when shares are presented for redemption; it is obligated to pay within seven days after the date of tender, except when the securities exchanges are closed or an emergency exists.

     The Fund has reserved the right to redeem Fund shares in kind rather than in cash should this be necessary in accordance with the applicable rules of the Securities and Exchange Commission.

     The Fund also makes available a Check Withdrawal Plan about which further information may be obtained by writing or calling the Fund, or by obtaining a copy of the Statement of Additional Information.

                             RIGHTS OF OWNERSHIP
                             -------------------

     Each share of the Fund's common stock has an equal interest in the Fund's assets, net investment income, and in any net capital gains realized by the Fund and is entitled to one vote. The shares are non-assessable, fully transferable, and redeemable at the option of the shareholder. They may be sold only for cash, except to acquire the major portion of the assets of another investment company. They have no conversion, preemptive, or other subscription rights. Shareholders having questions about the Fund or their accounts may call or write to the Fund at its telephone number or address shown on the cover of this prospectus.

     The Fund is a Maryland corporation which was organized on November 30, 1984 for the purpose of continuing the operations of Philadelphia Fund, Inc., a Delaware corporation, which was originally established in 1923. The Fund is the surviving corporation of a merger between the Delaware corporation and the Fund whose sole purpose was to change the Fund's state of incorporation from Delaware to Maryland.

     Ordinarily, the Fund does not intend to hold an annual meeting of shareholders in any year except when required under the Investment Company Act of 1940.

              DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAXES
              -------------------------------------------------

     The Fund intends to continue to qualify for tax treatment under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its net investment income and realized net capital gains (in excess of any available capital loss carryovers) to relieve the Fund from all Federal income tax. The Fund will pay dividends of its net investment income on a quarterly basis. Any capital gain distributions will be paid annually on approximately December 31st.

     Dividends and distributions paid to shareholders who are taxpayers are subject to Federal income tax. Dividends, together with distributions of any short-term capital gains, are taxable as ordinary income. Shareholders who are taxpayers pay Federal income taxes at capital gains rates on realized long-term capital gains which are distributed to them, whether or not reinvested in the Fund and regardless of the period of time the Fund's shares have been owned by the shareholders. Annually, the Fund will provide each shareholder with a statement regarding the tax status of dividends and distributions paid for the year. Dividends and capital gains distributions paid in January ordinarily will be included in the shareholder's income for the previous year. Shareholders may elect to receive income dividends and capital gains distributions in additional shares of the Fund at net asset value (calculated as of the ex-dividend date), or to receive cash.

     Among other requirements, in order to maintain its favorable tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, gains from the sale of securities held for less than three months must constitute less than 30% of the Fund's gross income for its fiscal year. Premium income from the sale of options that are not exercised and net premium income on option closing transactions are treated as capital gains.
Therefore, in order to continue to qualify for federal tax treatment as a "regulated investment company," the Fund's gross income from the sale of options and financial futures contracts held for less than three months and the sale of other securities held for less than three months, in the aggregate, must constitute less than 30% of the Fund's gross income on a fiscal year basis.

                                 PERFORMANCE
                                 -----------

     Total return data may from time to time be included in advertisements pertaining to the Fund. Standardized "total return" of the Fund refers to the average annual compounded rates of return over certain periods of time that would equate the initial amount invested in the Fund to the ending redeemable value of the investment, and includes reinvestment of dividends and distributions over the period for which performance is shown. The Fund may advertise total return figures which shall represent Fund performance over one or more time periods, including (1) one-year to date, and (2) May 1, 1987 to date, the latter being the date on which Mr. Donald H. Baxter assumed exclusive portfolio management responsibilities for the Fund.
Non-standardized total return quotations may also be presented. Such quotations may exclude certain types of deductions, such as certain Fund expenses, which would otherwise reduce total return quotations.

     Prior to April 1, 1989, the Fund imposed the maximum sales load of 8.5% on purchases. On April 1, 1989, the sales load was eliminated and a Plan of Distribution was implemented. Standardized total return figures for periods prior to, and for, fiscal year ended November 30, 1989 are calculated by deducting the sales load, and total return figures for periods after November 30, 1989 will not reflect a sales load on purchases.

     The Fund may also advertise its investment performance by comparison to market indices such as the S&P Index and to mutual fund indices such as those reported by Lipper Analytical Services, Inc. Such indices may group funds by investment objective (in the Fund's case, typically in the "Growth and Income Funds" category), or may involve a more general ranking reflecting the Fund's overall performance as compared to any number or variety of funds, regardless of investment objective.

                                        PROSPECTUS

PHILADELPHIA FUND, INC.                 PHILADELPHIA FUND, INC.
Established in 1923                     Established 1923
1200 North Federal Highway              APRIL 1, 1997
Suite 424
Boca Raton, Florida 33432
(561) 395-2155

SHAREHOLDER SERVICES
(800) 525-6201

INVESTMENT ADVISOR, ADMINISTRATOR, AND DISTRIBUTOR
Baxter Financial Corporation
1200 North Federal Highway, Suite 424
Boca Raton, Florida  33432

CUSTODIAN
Star Bank, N.A.
P.O. Box 640110
Cincinnati, OH 45264-0110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
American Data Services, Inc.
24 West Carver Street
Location #00150
Huntington, NY 11743

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young
Great Valley Corporate Center
30 Valley Stream Parkway
Malvern, PA  19355

AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza
Suite 700
Philadelphia, PA  19102-1707

Your Investment Dealer Is:

                                    PART B
                                    ------

                           PHILADELPHIA FUND, INC.

                     Statement of Additional Information

                                April 1, 1997

     This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus (dated April 1, 1997). To obtain the Prospectus please write to Philadelphia Fund, Inc., 1200 North Federal Highway, Suite 424, Boca Raton, Florida 33432.

Or call:

     Nationwide                                     1-800-749-9933
     Florida                                        1-561-395-2155



Table of Contents                                              Page
                                                               ----

Investment Goal and Policy . . . . . . . . . . . . . . . .      20
Options Transactions . . . . . . . . . . . . . . . . . . .      20
Futures Contracts  . . . . . . . . . . . . . . . . . . . .      21
Federal Tax Treatment of Futures Contracts . . . . . . . .      22
Investment Limitations . . . . . . . . . . . . . . . . . .      23
Further Information Regarding Sale of Shares . . . . . . .      24
Automatic Investment Plan  . . . . . . . . . . . . . . . .      24
Redemption of Shares . . . . . . . . . . . . . . . . . . .      25
Check Withdrawal Plan  . . . . . . . . . . . . . . . . . .      25
Officers and Directors . . . . . . . . . . . . . . . . . .      25
Brokerage. . . . . . . . . . . . . . . . . . . . . . . . .      27
Additional Information About the Investment Advisor. . . .      28
Principal Underwriter. . . . . . . . . . . . . . . . . . .      29
Distribution . . . . . . . . . . . . . . . . . . . . . . .      29
Independent Certified Public Accountant. . . . . . . . . .      31
Calculation of Performance Data. . . . . . . . . . . . . .      31
Comparisons and Advertisements . . . . . . . . . . . . . .      32
Financial Statements . . . . . . . . . . . . . . . . . . .      33

The following information supplements the information set forth under "Investment Goal and Policy", "Options Transactions", "Investment Limitations" and "Futures Contracts" in the Prospectus.

                          INVESTMENT GOAL AND POLICY
                          --------------------------

     Securities will be bought with the long-term goals of the Fund in view, and it is the practice of the Fund not to engage in selling portfolio securities on a short-term basis. However, the Fund may dispose of any portfolio securities acquired at any time if, in management's judgment, such action is in the best interests of shareholders. Management will endeavor to apply the flexible investment policy effectively -- making shifts from bonds to stocks, and vice versa, to meet changing conditions. If, for example, all of the portfolio securities were replaced in one year, the portfolio turnover rate would be 100%. It is not anticipated that the Fund's portfolio turnover rate would exceed 100%. The portfolio turnover rate (the annual rate at which portfolio securities are replaced) for the past ten years is set forth in the Annual Report to stockholders for the fiscal year ended November 30, 1996 under "Financial Highlights".

                             OPTIONS TRANSACTIONS
                             --------------------

     The Fund may write (sell) listed call options on its portfolio securities (covered options). In selling an option, the Fund, effectively, agrees to deliver, for example, 100 shares of common stock held in its portfolio at a specified price (the "strike price") prior to the expiration date of the option if the option is exercised by the purchaser.

     If, at or near the expiration date of an option, the market price of the optioned stock exceeds the strike price of the option, the option will be exercised. In that event, the purchaser of the option must pay to the Fund the strike price, and the Fund must thereupon deliver the optioned stock to the purchaser. In this event, the Fund would lose the opportunity to take full advantage of the increase in market price of the optioned stock. If, by the expiration date of the option, the market price of the optioned stock fails to exceed the strike price of the option, the option will expire unexercised. Alternatively, the Fund might purchase an identical option for delivery to the buyer. In this event, the cost of such option might exceed the premium for the option sold by the Fund. The Fund retains the premium paid for the option regardless of whether the option is exercised. Premiums received by the Fund are treated as short-term capital gains under the Internal Revenue Code except when the optioned stock is delivered in connection with the transaction, in which case the total amount received by the Fund, the premium, and the strike price are added together, and any gain or loss will be considered long-term or short-term depending on how long the Fund held the optioned stock.

     The Fund may also sell listed options on securities which it does not own (uncovered options). Its obligation to the buyer of an uncovered option is the same as when it sells a covered option. If the option is exercised the Fund must either purchase the underlying securities in the market for delivery to the seller or it must purchase an identical option for delivery to the purchaser.

     The Fund may also buy and sell listed put options. When the Fund sells a put option, it receives a premium from the buyer and is obligated to purchase the optioned securities at the strike price of the option on the expiration date of the option if the option is exercised. The premium for a put option is determined in the same manner as the premium on a call option. Similarly, the purchase of a put option entitles the Fund to sell the optioned securities to the option seller at the strike price of the option anytime until or on the option expiration date.

     When the Fund sells an uncovered call option or a put option, it will be required to maintain in a segregated account, which will be "marked to market, " with its custodian bank cash or highly liquid, short-term U.S. government securities in an amount equal to its obligation under the call or put option. With respect to a put option this will be an amount equal to the price of the underlying securities it will be obligated to buy if the option is exercised. With respect to a call option, it would be the market value of the underlying securities it is obligated to deliver if the option is exercised.

                              FUTURES CONTRACTS
                              -----------------

     The Fund may buy and sell financial futures contracts and options on futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of specific securities at a specified future time and at a specified price. Financial futures contracts which are standardized as to maturity date and the underlying financial instruments are traded on national futures exchanges, and include futures contracts on equity securities, debt securities and foreign currencies.

     Although index futures contracts by their terms call for settlement in cash, in most cases the contracts are closed out before the settlement date. Closing out an open futures position is done by taking an opposite position ("buying") a contract which has previously been "sold" or "selling" a contract previously purchased in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the securities underlying futures contracts it holds.

     The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts can be substantial, due to the low margin deposits required. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. There is also the risk of loss by the Fund of margin deposits, in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or related option.

     When the Fund has a long position in a futures contract or sells a put option, it must establish a segregated account with its custodian bank containing cash or highly liquid, short-term U.S. government securities in an amount equal to the purchase price of the contract or the strike price of the put option (less any margin on deposit). When the Fund sells a call option on a futures contract, it must establish a segregated account with its custodian bank containing cash or highly liquid, short-term U.S. government securities in an amount that, when added to the amount of the margin deposit, equals the market value of the instruments underlying the call option (but are not less than the strike price of the call option).

                  FEDERAL TAX TREATMENT OF FUTURES CONTRACTS
                  ------------------------------------------

     Except for transactions the Fund has identified as hedging transactions, the Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     In order for the Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for its taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Fund's business of investing in securities. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer closing futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of the Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test.

     The Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments.

                            INVESTMENT LIMITATIONS
                            ----------------------

     The Investment Limitations of the Fund, including those set forth in the Prospectus, may be changed only with the approval of the lesser of: (i) at least 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

     In addition to the Investment Limitations stated in the Fund's Prospectus, the Fund may not:

         buy securities to exercise control or management, issue senior securities except that the Fund may buy and sell options); make short sales (the Fund does not consider the sale of an uncovered call option or financial futures contracts to be short sales); mortgage; pledge or otherwise encumber; transfer or assign its assets to secure debts; buy or sell real estate or real estate mortgage loans, commodities, or commodity contracts (except the Fund may buy and sell financial futures contracts and options thereon); acquire the securities of any other domestic or foreign investment company or investment fund, except in connection with a plan of merger or consolidation with or acquisition of substantially all the assets of such other investment company; this policy shall not prevent the Fund from investing in the securities issued by a real estate investment trust, provided that such Trust is not permitted to invest in real estate or interests in real estate other than mortgages or other security interests.

     Although changes in the following restrictions are not subject to stockholder approval, the Fund does not intend to: purchase more than 10% of any non-voting class of securities of any issuer; own any participation in oil, gas or mineral leases or mineral development projects, or invest more than 15% of its assets in so-called "restricted securities" (i.e. securities which may not be sold without registration or an exemption from registration under the Securities Act of 1933, as amended, securities with a legal or contractual obligation on resale, foreign securities not listed on a recognized domestic or foreign securities exchange, securities which do not have a bona fide market or securities not readily marketable). In purchasing restricted securities, the Fund may be deemed to be a statutory underwriter unless it acquires and disposes of such securities pursuant to an exemption available under the Securities Act of 1933. If an exemption is not available, the Fund may be required to bear the cost of registering such securities. Ordinarily, restricted securities may be acquired at a discount from the market price of similar securities of the issuer and, therefore, in certain instances, may offer greater opportunity for capital appreciation. The method of valuing restricted securities is described in the prospectus under "Calculation of Net Asset Value".

     The Fund is authorized to lend its portfolio securities and enter into repurchase agreements. Investments in repurchase agreements involve certain risks. For example, if the seller of the underlying securities defaults on its obligation to repurchase the securities at a time when their value has declined, the Fund may incur a loss upon disposition. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy

Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and, therefore, subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While management acknowledges these risks, it believes that they can be controlled through stringent security selection criteria and careful monitoring procedures.

     The following information supplements the information in the Prospectus under "Purchase of Shares":

                        FURTHER INFORMATION REGARDING
                                SALE OF SHARES
                        -----------------------------

     The Fund calculates the net asset value per share at the close of the New York Stock Exchange on days when the New York Stock Exchange is open. On other days, the Fund will generally be closed and pricing calculations will not be made. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders for redemption and purchase will not be processed if received when the Fund is not open for business.

     The Fund will not knowingly sell its shares where, after the sale, such shares would be owned directly, indirectly, or through a unit investment trust by another investment company, whether a foreign or domestic in the amount of 3% or more, or by an individual or any kind of entity, owning directly, indirectly, or through a unit investment trust in the amount of 5% or more of the then outstanding shares of the Fund. However, this shall not prevent the holding by the Custodian for Philadelphia Fund Investing Programs (a unit investment trust for accumulation of shares of the Fund) or by Philadelphia Fund International Limited required to service their respective security holders.

     The following information supplements the information in the Prospectus under "Redemption of Shares."

                          AUTOMATIC INVESTMENT PLAN
                          -------------------------

     The Automatic Investment Plan enables shareholders to make regular monthly investments in shares through automatic charges to their bank checking accounts. With shareholder authorization and bank approval, Star Bank, N.A. will automatically charge the bank account for the amount specified, which will be automatically invested in shares at the net asset value on the date specified by the shareholder. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a quarterly confirmation statement showing the transactions during the calendar quarter. Participation in the plan will begin within 30 days after receipt of a completed section 7 of the Account Application and a voided check from your checking account. If your bank account cannot be charged due to insufficient funds, a stop payment order, or the closing of your bank account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to American Data Services, Inc.

                             REDEMPTION OF SHARES
                             --------------------

     Payments for shares redeemed, or the right of redemption, may be suspended for any period during which the New York Stock Exchange is closed, other than customary week-end and holiday closings or during which, by order of the Securities and Exchange Commission, trading on the New York Stock Exchange is restricted, or for any period during which an emergency, as determined by order of the Commission, exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the values of its net assets, or for such other periods as the Commission may, by order, permit for the protection of security holders of the Fund.

                            CHECK WITHDRAWAL PLAN
                            ---------------------

     An investor with a minimum account balance of $5,000 who is not currently participating in the Automatic Investment Plan may have sufficient Fund shares automatically redeemed at regular monthly or quarterly intervals to provide payments of $25 or more. This minimum amount is not necessarily a recommended amount. The privilege may be exercised by a written request to American Data Services, Inc. specifying the amount of the check to be received each month (or each quarter as desired). Share certificates cannot be issued while the Plan is in effect. With the Custodian's approval, payment amounts may be revised at any time by the investor. All shares owned or purchased will be credited to the Check Withdrawal Plan and a sufficient number of shares will be sold from the investor's account to meet the requested withdrawal payments.




All income dividends and capital gains distributions on shares held will be reinvested in additional shares at net asset value on the ex-dividend date. Since the withdrawal payments represent the proceeds from the sales of shares, there will be a reduction of invested capital to the extent that the withdrawal payments exceed the income dividends and capital gains distributions paid and reinvested in shares held in the account. While no charge is contemplated on each withdrawal payment at present, the right is reserved at any future time to deduct $1.00 from each withdrawal payment. At present, the expenses are paid by the Fund. This Plan, upon written notice to the Custodian, can be terminated at any time without penalty. Any subsequent investments in this type of Plan must be $1,000 or more.

     The following information supplements the information in the Prospectus under "Management of the Fund."

                            OFFICERS AND DIRECTORS
                            ----------------------

     The officers and directors of the Fund and their principal business occupations are listed below. All officers and directors hold identical positions with Eagle Growth Shares Inc., a registered investment company, and with the Fund. Each Director who is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, is indicated by an asterisk. All of the officers and directors aggregately own less than 1% of the securities of the Fund. Each director, except Donald H. Baxter, receives from the Philadelphia Fund a $2,000 annual fee and $1,150 for each quarterly Board of Director's meeting they attend. Donald H. Baxter does not receive any annual or meeting fees as a director. Thomas J. Flaherty a director and former officer of the Fund receives a monthly pension from the Fund which amounted to $12,500 for the year ended November 30, 1996. Donald
P. Parson, a director of the Fund, is a partner of the firm Parson and Brown which handles certain legal matters for the Fund. In addition, each director, except Donald H. Baxter, receives $50 from Eagle Growth Shares for each quarterly Board of Director's meeting they attend.


Kenneth W. McArthur, Director (61)
93 Riverwood Parkway, Toronto, Ontario, Canada, M8Y 4E4

Chairman, Shurway Capital Corp. (private investment company); formerly, Vice President and Director, Nesbitt Investment Management; formerly President, Chief Executive Officer, and Director, Fahnestock & Co., Inc. (securities brokerage); formerly Senior Vice President and Chief Financial Officer, Nesbitt Thomson Inc. (holding company).

Donald H. Baxter, Director and President* (53)
1200 North Federal Highway, Suite 424, Boca Raton, Florida  33432

Director, President, and Treasurer, Baxter Financial Corporation; Director, Sunol Molecular Corp. (biotechnology); Director, Great Eastern Bank; formerly Managing Member, Crown Capital Asia Limited Liability Company (private investment company); formerly Managing Member, Baxter Biotech Ventures Limited Company (private investment company); formerly, Portfolio Manager, Nesbitt Thomson Asset Management, Inc.


Donald P. Parson, Director* (55)
c/o Parson & Brown, 666 Third Avenue, New York, NY  10017

Partner, Parson & Brown, Attorney at Law; Director, ITSN, Inc. (interactive satellite kiosks); formerly, Partner, Whitman & Ransom, Attorney at Law.

Robert A. Utting, Director (73)
c/o The Royal Bank of Canada, 1 Place Ville Marie, Montreal, Quebec, Canada H3C 3A9

President, R. A. Utting & Associates Inc. (insurance); Chairman and Director, The Mortgage Insurance Company of Canada; formerly Vice Chairman, Royal Bank of Canada.


Robert L. Meyer, Director (56)
c/o Ehrlich Meyer  Associates, Inc., 25 Griffin Avenue,
P.O. Box 496, Bedford Hills, NY  10507

President, Ehrlich Meyer Associates, Inc.; formerly Principal Officer, Convergent Capital Corporation (holding company); formerly Director, Vice President, and Senior Vice President, Fahnestock & Co., Inc.

James Keogh, Director (80)
202 West Lyon Farm Drive, Greenwich, CT 06831

Writer/Editor; formerly Executive Editor, TIME (newsmagazine); formerly, Director, United States Information Agency; formerly, Executive Director, The Business Round Table.

Thomas J. Flaherty, Director (72)
400 Ocean Road, House No. 175, Vero Beach, FL  32963

Retired. Formerly Executive Vice President, Philadelphia Fund, Inc. and Eagle Growth Shares, Inc.; formerly, President and Director, Universal Programs, Inc. (investment advisor); formerly, partner Fahnestock & Co.

Ronald F. Rohe, Vice President, Secretary, and Treasurer (54)
1200 North Federal Highway, Suite 424, Boca Raton, Florida  33432

Chief Operating Officer and Marketing Director, Baxter Financial Corporation; formerly registered representative, Paine Webber Incorporated

                                  BROKERAGE
                                  ---------

     Donald H. Baxter, President of Baxter Financial Corporation, the Fund's investment advisor and underwriter, is responsible for the selection of brokers to execute Fund portfolio transactions. Mr. Baxter seeks to obtain the best price and execution of Fund portfolio transactions and selects brokers with this goal in mind. In selecting brokers, Mr. Baxter also considers the commission rate being paid by the Fund. Commissions on listed securities are based on competitive rates, and Mr. Baxter seeks assurance that the commissions paid by the Fund are reasonable in relation to the rates paid by other similar institutions which are comparable in size and portfolio characteristics to the Fund, and commensurate with the services being provided by the broker. To accomplish this, Mr. Baxter negotiates commission levels with brokers with whom the Fund does business; compares the quoted commission level, and applies his own knowledge regarding the general levels of commissions prevailing from time to time. He also considers the value of research services provided to the Fund by these brokers. Mr. Baxter is permitted to pay a higher commission than another broker might charge when, in his good faith judgment, such commission is reasonable in relation to the value of research or brokerage services provided by such broker. During fiscal year ended November 30, 1996, the Fund paid total brokerage commissions of $78,518 to brokers that provided research services.

     Receipt of research information, including statistical and market analyses, economic and financial studies from other securities firms, electronic quotation services, and on-line electronic analysis software, enables the advisor to supplement its own research and analysis activities by taking available views of other securities firms and is a factor considered in selecting brokers for the Fund. Allocations of brokerage for the receipt of research and statistical information are made in the best judgment of Mr. Baxter and not in accordance with any formula.

     Baxter Financial Corporation serves as investment advisor to two registered investment companies, the Fund and Eagle Growth Shares, Inc., and to various institutional and individual investors. Receipt of research information by Baxter Financial Corporation may also be of benefit to Eagle Growth Shares, Inc. and these other private accounts.

     During the fiscal years ended November 30, 1996, 1995, and 1994, the Fund paid total brokerage commissions of $78,518, $316,500, and $166,561, respectively. The decreased level of commissions incurred by the Fund in 1996 was due to the portfolio manager's strategy of maintaining positions in a rising market to avoid taxes for Fund shareholders. When a portfolio position is sold for a profit the shareholder becomes responsible to pay tax on the capital gain created. In order for existing positions to be replaced, there must be an obviously superior investment advantage in holding the new security. The increase in brokerage commissions in 1995 was due to the portfolio manager implementing a more aggressive equity posture and increasing the equity portion of the portfolio during the middle of the year.

     On over-the-counter transactions the Fund generally deals with the principal market makers and no commissions are paid to a broker except in situations where execution through the broker is likely to result in a savings to the Fund.

                            ADDITIONAL INFORMATION
                         ABOUT THE INVESTMENT ADVISOR
                         ----------------------------

     The following information supplements the information in the prospectus under "Management of the Fund."

     The Investment Advisory Agreement between Baxter Financial Corporation and the Fund was approved by the Fund's shareholders on March 19, 1991 and became effective on April 1, 1991. The agreement requires Baxter Financial Corporation to provide the Fund with a continuous review of and recommendations regarding investment of the Fund's assets. The agreement continues in force until March 31, 1998, and may be continued thereafter from year to year if renewed annually by a majority vote of the Board of Directors of the Fund, or by a vote of the holders of a majority of the outstanding voting securities of the Fund, but in either case, in order to effect any such continuance the terms of the agreement must also be approved by a majority vote, cast in person, of those Fund Directors who are not parties to the agreement nor interested persons of any such party, as defined by the Investment Company Act of 1940, at a meeting called for the purpose of considering the approval of the agreement. The agreement terminates automatically if it is transferred or assigned by either party, which would include a change of control of the Advisor, and may be terminated by either party without penalty on 60 days written notice.



     The Fund pays all of its own operating expenses, including: custodian and transfer agent fees, insurance premiums, registration fees, cost of Directors' and stockholders' meetings, distribution expenses, legal and accounting fees, printing, and postage.

     During the fiscal years ended November 30, 1996, 1995, and 1994 the Fund paid investment advisory fees to Baxter Financial Corporation totaling $685,222, $644,614, and $640,780, respectively.

     The current Administration Agreement between the Fund and Baxter Financial Corporation requires Baxter Financial Corporation to supervise and provide for the administrative operations of the Fund, including the provision of office space, utilities, equipment, and clerical, secretarial, and administrative personnel. The Administration Agreement is subject to approval by a majority vote of disinterested directors of the Fund. It may be terminated in the same manner, without penalty, upon 60 days written notice to Baxter Financial Corporation, and by Baxter Financial Corporation upon 60 days notice to the Fund.

     During the fiscal years ended November 30, 1996, 1995, and 1994 the Fund paid administration fees totaling $228,408, $214,871, and $213,593, respectively, to Baxter Financial Corporation. American Data Services, Inc. provides the Fund with certain accounting services.

                            PRINCIPAL UNDERWRITER
                            ---------------------

     The Fund's shares are offered, without sales charge, on a continuous basis by Baxter Financial Corporation, the Fund's principal underwriter on a "best efforts" basis.

                                 DISTRIBUTION
                                 ------------

     The Board of Directors and stockholders of the Fund approved a Plan of Distribution in accordance with Rule l2b-1 of the Investment Company Act of 1940 (the "Distribution Plan") which provides for payment by the Fund of expenses related to the distribution of Fund shares. Under the Distribution Plan the Fund may make payments in any month in an amount not greater than 1/24th of 1% of the net asset value of the Fund (.5% on an annual basis) based on the net asset value calculated on the last business day of each month.

     Distribution payments may be made by the Fund directly or to Baxter Financial Corporation for any advertising and promotional expenses incurred which further the sale and distribution of Fund shares, including the incremental costs of printing prospectuses, statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund; the costs of preparing and distributing any supplemental sales literature; costs of radio, television, newspaper and other advertising; telecommunications expenses, including the costs of telephones, telephone lines and other communications equipment used in the sale of Fund shares, the salary of a Marketing Director and related support personnel, the costs of sales seminars, the costs of maintaining an office for the sale of the Fund's shares, and to defray the costs of such other products or services to be used to sell, or further the sale of, Fund shares, as may be approved by the Board of Directors of the Fund. Payments under the Distribution Plan to Baxter Financial Corporation are for actual costs and expenses incurred or to be incurred by Baxter Financial Corporation in connection with the distribution of Fund shares. Payments to dealers may include commissions and "trail commissions" or service fees for services in connection with the sale or retention of Fund shares. Payments may not be used to defray the overhead expense of Baxter Financial Corporation, interest, or for the carry forward of expenses which are incurred which would be in excess of the expense ceiling (.5% annually) in expectation of payment under the Plan in future years.

    During fiscal year ended November 30, 1996, the Fund paid out a total of $238,663 under the Distribution Plan. Of that amount $228,408 was a service fee to provide shareholders of the Fund (including persons who are indirect shareholders through ownership of Philadelphia Fund Investing Programs) with personal services, including advice and information regarding their share accounts, such as information regarding account activity and other related information; the application and use of the prototype retirement plans of the Fund; a semiannual newsletter; assistance with questions or problems regarding the Fund's transfer agent; and other information and services, including the personnel, communications equipment, office space, and supplies to provide such specified services. The remaining $10,285 paid out by the Fund, was attributable to marketing salaries.

     The Distribution Plan may be continued for one year terms if approved at least annually by a majority vote, cast in person, of both the Board of Directors and Disinterested Directors of the Fund, at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time, without penalty, by a vote of a majority of the Fund's disinterested directors, or by vote of a majority of the outstanding voting securities of the Fund. The Distribution Plan terminates automatically in the event of an "assignment" of the Plan as defined in section 2(a)(4) of the Investment Company Act of 1940. Also, while the Distribution Plan remains in effect the nomination of the Disinterested Directors of the Fund is committed to the discretion of such Directors.

     The Board of Directors believe there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders in light of the perceived need to increase the sale of Fund shares. The benefits that would accrue to the Fund by an increase in the level of sales of Fund shares are that the Fund would have the ability to expand the investment opportunities available to it with increased cash, certain costs of operation would be decreased in proportion to the size of the Fund, and the Fund could benefit from a scaled-down advisory fee rate if the Fund's net assets grow to exceed $200,000,000 (a decrease from an annual fee of .75 percent to .625 percent of those assets in excess of $200,000,000). Mr. Baxter, President and sole stockholder of Baxter Financial Corporation, investment advisor of the Fund and underwriter, would benefit from increased sales of Fund Shares.

    On December 9, 1993 the Board of Directors of the Fund amended the Distribution Plan to provide, effective January 1, 1994, out of the total maximum distribution fee payable under the Distribution Plan, which is .5% of the net assets value of the Fund on an annual basis, that a monthly fee, equal on an annual basis to .25% of the net asset value of the Fund, will be paid to BFC for providing shareholders of the Fund, with personal services, including advice and information regarding their share accounts, the application and use of the prototype retirement plans of the Fund, a periodic newsletter, assistance with questions or problems regarding the Fund's transfer agent, and other information and services designed to retain the loyalty of shareholders to the Fund and enhance the likelihood that the shareholders will refrain from redeeming their shares. In connection with the foregoing, BFC is required to provide personnel, communications equipment and other facilities, including office space, supplies and the like, and, in its discretion, may make payments to broker-dealers that are registered under the Securities Act of 1934 and members of the National Association of Securities Dealers, Inc., for providing shareholders of the Fund with services that are similar to those described above.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                   ----------------------------------------

     Tait, Weller & Baker, Philadelphia PA, serve as the independent certified public accountant of the Fund. As such, that firm conducts audits of the Fund's annual and semi-annual reports to stockholders and prepares the Fund's tax returns.

     The following information supplements the information in the prospectus under "Performance."

                       CALCULATION OF PERFORMANCE DATA
                       -------------------------------

     Following are quotations of the annualized total returns for the one, five, and ten year periods ended November 30, 1996 using the standardized method of calculation pursuant to SEC Guidelines:

                         Average Annual Total Returns
                         ----------------------------

                   One-Year.....................     16.04%
                   Five-Year....................     14.51%
                   Ten-Year.....................      9.41%

     As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compounded rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period, less any recurring fees charged to a shareholder account. The results are annualized and presented accordingly. The calculation assumes that the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five, and ten year period and the deduction of all applicable charges and fees.

     The SEC Guidelines provide that "average annual total return" be computed according to the following formula:

                                        n
                               P (1 + T)  = ERV

Where:

     P    =    a hypothetical initial payment of $1,000

     T    =    average annual total return

     n    =    number of years

     ERV  =    ending redeemable value of a hypothetical $1,000
               payment made at the beginning of 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods
               (or fractional portion thereof).

     Non-standardized performance figures may also be presented in connection with Fund advertisements. Performance figures calculated in this manner may exclude charges which might otherwise reduce return figures, including, for example, the sales performance over periods of time other than the one, five, and ten year periods. Non-standardized total return figures, when furnished, shall be accompanied by standardized total return figures which shall reflect Fund performance over the following time periods: (1) one-year to date and May 1, 1987 to date, the latter being the date on which Mr. Donald H. Baxter assumed exclusive portfolio management responsibilities pertaining to the Fund, or (2) one, five, and ten year periods as of the most recent fiscal year end of the Fund. However, notwithstanding the foregoing, standardized total return figures for one, five, and ten year periods shall always be presented in the Fund's Statement of Additional Information.

                        COMPARISONS AND ADVERTISEMENTS
                        ------------------------------

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, Fund advertisements may discuss total return as reported by various financial publications, or they may also compare total return to total return as reported by other investments, indices, and averages. Without limitation, the following publications, indices, and averages may be used:

          (a) Dow Jones Composite Average or its component averages --an unmanaged index presently composed of 30 industrial corporation stocks (Dow Jones Industrial Average), 15 utility company stocks and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

          (b) Standard & Poor's 500 Stock Index -- an unmanaged index presently composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

          (c) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

          (d) Lipper -- Mutual Fund Performance Analysis and Lipper Mutual Fund Indices -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

          (e) Financial publications, including Business Week, Changing Times, Financial World, Forbes, Fortune, Money Magazine, Wall Street Journal, Barron's, which rate fund performance over various time periods.


                             FINANCIAL STATEMENTS
                             --------------------

     The financial statements of the Fund for the fiscal year ended November 30, 1996, including the Portfolio of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, Financial Highlights, and Independent Auditor's Report, as set forth in the Fund' Annual Report to Stockholders for fiscal year ended November 30, 1996, is incorporated herein by reference.

                                    PART C
                                    ------

Other Information
-----------------

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

          (a)  Financial statements:

               Portfolio of Investments,
               November 30, 1996

               Statements of Assets and Liabilities, November 30, 1996

               Statement of Operations for the year ended
               November 30, 1996

               Statement of Changes in Net Assets for the years ended November 30, 1996 and 1995

               Notes to Financial Statements

               Independent Auditor's Report

               Selected Per Share Data and Ratios Ten Years Ended
               11/30/96

               The financial statements described above are contained in Registrant's Annual Report to Stockholders for the fiscal year ended November 30, 1996, which was filed with the Commission on January 27, 1997, and are incorporated herein by reference.

          (b)  Exhibits:

     (1)  Certificate of Incorporation.


     (2)  By-Laws, as amended.

          Incorporated herein by reference to Exhibit 24 (b) (2) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (3)  Not applicable.

     (4)  Specimen of Certificate of Common Stock.

     (5)  Investment Advisory Agreement.

          Incorporated herein by reference to Exhibit 24 (b) (5) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (6)  Distribution Agreement with Baxter Financial
          Corporation.

          Incorporated herein by reference to Exhibit 24 (b) (6) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (7) The former Executive Vice President who is also a Director, receives a pension of $12,500 annually. The pension arrangements are not set forth in formal documents.

     (8)  Custody Agreement with Star Bank, N.A.

          Incorporated herein by reference to Exhibit 24 (b) (8) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (9)  Administration Agreement and Amendment to
          Administration Agreement.

          Incorporated herein by reference to Exhibit 24 (b) (9) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (9a) Transfer Agency and Service Agreement with
          American Data Services, Inc.

          Incorporated herein by reference to Exhibit 24 (b) (9a) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (9b) Fund Accounting Services Agreement with
          American Data Services, Inc.

          Incorporated herein by reference to Exhibit 24 (b) (9b) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (10) Opinion of Counsel

          Filed with Rule 24f-2 Notice on January 15, 1997.

     (11) Consent of Tait, Weller & Baker
          Independent Certified Public Accountants.

     (12) None.

     (13) None.

     (14) Model retirement plans.

          (a)    Prototype Profit Sharing/Money Purchase Pension Retirement
                 Plan *

          (b) Amendment to the Profit Sharing/Money Purchase Pension Retirement Plan *

          (c)    Custodian Agreement with Application/Adoption Agreements *

          (d) Individual Retirement Custodial Account under Sections 408(a) of the Internal Revenue Code. *

          * Incorporated herein by reference to Exhibit 24 (b) (14) to Post-Effective Amendment No. 74 to the Registration
            Statement under the Securities Act of 1933

     (15) Distribution Plan, as amended

          Incorporated herein by reference to Exhibit 24 (b) (15) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (16) Schedule for Computation of Performance Quotations.



Item 25.   Persons Controlled by or Under Common Control with Registrant
--------   -------------------------------------------------------------

           Not applicable; no person either directly or indirectly is controlled by or under common control with the registrant.


Item 26.   Number of Holders of Securities.
--------   --------------------------------

           As of December 31, 1996:
                    (1)                              (2)
                                               Number of Record
               Title of Class                       Holders
               --------------                  ----------------

               Common Stock; $1.00                   4610
               par value


Item 27.   Indemnification.
--------   ----------------

           Section 54 of the Registrant's By-Laws provides for indemnification, as set forth below.

           With respect to the indemnification of the Officers and Directors of the Corporation:

          (a) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under section 2-418 of the Maryland General Corporation law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.


          (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.


Item 28.  Business and Other Connection of Investment Advisor.
--------  ----------------------------------------------------

          Baxter Financial Corporation is investment advisor to the Registrant, to Eagle Growth Shares, Inc., and to institutional and individual investment accounts; and acts as underwriter of Shares of the Fund and of Eagle Growth Shares, Inc.

DONALD H. BAXTER - President and Treasurer, Baxter Financial Corporation; President and Director, Eagle Growth Shares, Inc. and Philadelphia Fund, Inc.; Director, Great Eastern Bank; Director, Sunol Molecular Corp. (biotechnology); formerly Managing Member, Crown Capital Asia Limited Liability Company; formerly Managing Member, Baxter Biotech Ventures Limited Company.

RONALD F. ROHE - Chief Operating Office, Baxter Financial Corporation; Vice President, Eagle Growth Shares, Inc. and Philadelphia Fund, Inc.; formerly Registered Representative, Paine Webber Inc.

     The address of Baxter Financial Corporation, Eagle Growth Shares, Inc. and Philadelphia Fund, Inc. is 1200 North Federal Highway, Suite 424, Boca Raton, FL 33432.

Item 29.  Principal Underwriters.
--------  -----------------------

          (a) Baxter Financial Corporation, 1200 North Federal Highway, Suite 424, Boca Raton, FL 33432 serves as principal underwriter of the Fund. Baxter Financial Corporation also serves as underwriter of shares of Eagle Growth Shares, Inc. Baxter Financial Corporation also serves as investment adviser to the Fund, Eagle Growth Shares, Inc., and to private investment accounts.

          (b)  See Item 28.

          (c)  Not applicable


Item 30.  Location for Accounts and Records.
--------  ----------------------------------

          All books and records of the Registrant are maintained and in the possession of The Fund, at 1200 North Federal Highway, Suite 424, Boca Raton, Florida 33432, except those which are kept by Star Bank, N.A., the Fund's custodian, and American Data Services, Inc., the Fund's transfer agent, and dividend disbursing agent.


Item 31.  Management Services.
--------  --------------------

          NONE.

Item 32.  Undertakings.
--------  -------------

          Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the registrant's latest Annual Report to Stockholders upon request and without charge.

                                  SIGNATURES
                                  ----------

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Philadelphia Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to its Registration Statement (Commission File Nos. 2-10698 and 811-505) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boca Raton, and the State of Florida on the 10th day of March, 1997.

                                Philadelphia Fund, Inc.
                                    (Registrant)

                                By:/s/Donald H. Baxter
                                ----------------------------
                                Donald H. Baxter,  President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement (File No. 2-10698) has been signed below by the following persons in the capacity and on the date indicated.

Signature                      Title                       Date
---------                      -----                       ----
                           President, Principal
/s/Donald H.Baxter         Executive Officer and      March 10, 1997
----------------------     Director
Donald H. Baxter

/s/Ronald F. Rohe          Treasurer, Principal       March 10, 1997
----------------------     Financial Officer
Ronald F. Rohe

/s/Kenneth W. McArthur     Director                   March 10, 1997
----------------------
Kenneth W. McArthur

/s/Donald P. Parson        Director                   March 10, 1997
----------------------
Donald P. Parson

/s/Robert A. Utting        Director                   March 10, 1997
----------------------
Robert A. Utting

/s/Robert L. Meyer         Director                   March 10, 1997
----------------------
Robert L. Meyer

/s/James Keogh             Director                   March 10, 1997
----------------------
James Keogh

/s/Thomas J. Flaherty      Director                   March 10, 1997
----------------------
Thomas J. Flaherty

                                EXHIBIT INDEX
                                -------------

                                                                 PAGE
                                                                 ----

24(b)(1)        Certificate of Incorporation                      41

24(b)(4)        Specimen of Certificate of Common Stock           49

24(b)(11)       Consent of Tait, Weller & Baker                   51

24(b)(16)       Schedule for Computation of
                Performance Quotations                            52